Note 17 - Share Based Payments - Share Unit Activity (Details)			12 Months Ended
	Sep. 09, 2024	Feb. 12, 2024	Dec. 31, 2025	Dec. 31, 2024
Deferred share units [member]
Statement Line Items [Line Items]
Balance, shares			157,085	154,041
Granted	33,891		271,000	33,891
Exercised, shares			0	(18,568)
Expired			0	(12,279)
Balance, shares			428,085	157,085
Restricted share units [member]
Statement Line Items [Line Items]
Balance, shares			26,975	133,288
Granted		26,235	179,000	26,235
Exercised, shares			(26,975)	(130,414)
Balance, shares			179,000	26,975
Forfeited / Cancelled			0	(2,134)
Performance share units [member]
Statement Line Items [Line Items]
Balance, shares			0	8,507
Exercised, shares			0	(2,083)
Expired			0	(6,424)
Balance, shares			0	0